Trade accounts receivable - Trade accounts receivable, less allowance for doubtful accounts (Details) - EUR (€)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Trade accounts receivable [Line Items]
Trade accounts receivable	€ 3,473,379,000	€ 3,864,217,000
finance lease receivables	60,525,000	58,336,000
less allowance for doubtful accounts	111,631,000	474,891,000
Trade accounts receivable, net	€ 3,361,748,000	€ 3,389,326,000
Collection period for trade accounts receivable	1 year	1 year
Trade accounts receivable included in other non-current assets	€ 88,994,000	€ 90,344,000
Allowance Trade Accounts Receivable Allowance Increase	3,490,000
Allowance Trade Accounts Receivable Increase IFRS 15	361,949,000
Allowance Trade Accounts Receivable Non Current IFRS 9	278,000
Credit impaired trade AR [Member]
Trade accounts receivable [Line Items]
Trade accounts receivable	475,603,324.08
less allowance for doubtful accounts	80,248,000
Trade accounts receivable, net	€ 395,355,324.08